Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	81,875,000	81,875,000
Common stock, shares outstanding (in shares)	38,446,394	39,741,204
Treasury stock, shares held in treasury (in shares)	2,328,179	35,869